Summary of significant accounting policies - IFRS 9 (Details) - EUR (€) € in Thousands	Jan. 01, 2018	Dec. 31, 2017
Previously stated
Financial instruments
Financial assets	€ 27,063
Financial liabilities	20,416
IFRS 9-Financial Instruments
Financial instruments
Financial assets	27,000
Financial liabilities	20,416
Financial liabilities measured at amortized cost | Current bank overdraft
Financial instruments
Financial liabilities		€ 58
Financial liabilities measured at amortized cost | Previously stated | Non-current long term debt
Financial instruments
Financial liabilities	16,242
Financial liabilities measured at amortized cost | Previously stated | Non-current finance lease obligation
Financial instruments
Financial liabilities	171
Financial liabilities measured at amortized cost | Previously stated | Current bank overdraft
Financial instruments
Financial liabilities	58
Financial liabilities measured at amortized cost | Previously stated | Current long term debt
Financial instruments
Financial liabilities	796
Financial liabilities measured at amortized cost | Previously stated | Current finance lease obligation
Financial instruments
Financial liabilities	308
Financial liabilities measured at amortized cost | Previously stated | Current trade payables
Financial instruments
Financial liabilities	2,841
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Non-current long term debt
Financial instruments
Financial liabilities	16,242
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Non-current finance lease obligation
Financial instruments
Financial liabilities	171
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Current bank overdraft
Financial instruments
Financial liabilities	58
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Current long term debt
Financial instruments
Financial liabilities	796
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Current finance lease obligation
Financial instruments
Financial liabilities	308
Financial liabilities measured at amortized cost | IFRS 9-Financial Instruments | Current trade payables
Financial instruments
Financial liabilities	2,841
FVOCI | IFRS 9-Financial Instruments | Non-current equity securities
Financial instruments
Financial assets	5
FVOCI | IFRS 9-Financial Instruments | Current bond funds
Financial instruments
Financial assets	14,044
FVTPL | IFRS 9-Financial Instruments | Non-current derivative financial instruments
Financial instruments
Financial assets	352
Assets at amortised cost | IFRS 9-Financial Instruments | Current cash and cash equivalents
Financial instruments
Financial assets	7,569
Assets at amortised cost | IFRS 9-Financial Instruments | Trade and other receivables
Financial instruments
Financial assets	5,030
Available-for-sale financial assets | Previously stated | Non-current equity securities
Financial instruments
Financial assets	5
Available-for-sale financial assets | Previously stated | Current bond funds
Financial instruments
Financial assets	14,044
A financial asset or financial liability at fair value through profit or loss | Previously stated | Non-current derivative financial instruments
Financial instruments
Financial assets	352
Loans and receivables | Previously stated | Current cash and cash equivalents
Financial instruments
Financial assets	7,569
Loans and receivables | Previously stated | Trade and other receivables
Financial instruments
Financial assets	€ 5,093